restructuring and other costs	12 Months Ended
Dec. 31, 2024
restructuring and other costs
restructuring and other costs
16	restructuring and other costs
(a)	Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as further discussed in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or during post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity; significant litigation costs in respect of losses or settlements; and adverse retrospective regulatory decisions.

Restructuring and other costs presented in the Consolidated statements of income and other comprehensive income are as follows:

Years ended December 31 (millions)	2024	2023
Restructuring [1] (b)
Goods and services purchased	$178	$178
Employee benefits expense	305	440
	483	618
Other (c)
Goods and services purchased	16	12
Employee benefits expense	(6)	88
	10	100
Total
Goods and services purchased	194	190
Employee benefits expense	299	528
	$493	$718

1

For year ended December 31, 2024, excludes real estate rationalization-related restructuring net impairments of property, plant and equipment of $82 (2023 – $73), which are included in depreciation, and includes a reversal of TELUS Sky lease rationalization of real estate amounts of $38 (2023 – $NIL) previously recorded (see Notes 25, 30(c)).

(b)	Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts for restructuring activities. In 2024, restructuring activities included ongoing and incremental efficiency initiatives, some involving employee-related costs and real estate rationalization. These initiatives were intended to enhance our long-term operating productivity and competitiveness.

(c)	Other

We incurred incremental external costs in connection with business acquisitions during the years ended December 31, 2024 and 2023. We have included in other costs the non-recurring atypical business integration expenditures associated with these business acquisitions, which qualify as neither restructuring costs nor part of the fair value of the net assets acquired.